Statements of Cash Flows Annual - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss)	$ (64,441)	$ (61,286)
Adjustments to reconcile net (loss) to net cash used in operating activities:
(Increase) in inventories	(48,993)
(Increase) decrease in other current assets	1,545	(1,545)
Increase (decrease) in accounts payable	1,235
Increase (decrease) in sales tax payable	1,495
Net cash used in operating activities	(109,159)	(62,831)
Cash flows from financing activities:
Issuance of common stock for cash	65,894
Net cash provided by financing activities	65,894
Net increase (decrease) in cash	(43,265)	(62,831)
Cash – beginning of period	133,069	195,900
Cash – end of period	89,804	133,069
Non-cash financing activities:
Share cancellation		$ 2,500